Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Leases [Line Items]
Minimum lease period	1 year
Rental expense for all operating leases		$ 4,989	$ 8,787	$ 9,039	$ 3,616